INCOME TAXES - Movement of the valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional disclosure
Accumulated net operating losses	$ 2,138,313
Undistributed earnings	818,751
Valuation allowance	154,983	$ 52,651
withholding tax related to undistributed earnings of foreign subsidiaries	2,038
Movement of allowances
Beginning balance	52,651
Ending balance	154,983	52,651
Maximum
Additional disclosure
Unrecognized deferred tax liabilities	81,875
Minimum
Additional disclosure
Unrecognized deferred tax liabilities	40,938
U.S. federal and state
Additional disclosure
Accumulated net operating losses subject to expiration between 2021 and 2040	512,948
Allowance
Additional disclosure
Valuation allowance	154,983	52,651	$ 72,678
Movement of allowances
Beginning balance	52,651	72,678	43,488
Additions (reversals)	101,792	(19,328)	28,819
Foreign exchange effect	540	(699)	371
Ending balance	$ 154,983	$ 52,651	$ 72,678